NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share Reconciliation [Abstract]
Net income	$ 25,107	$ 29,745	$ 117,397	$ (37,375)
Net income (loss) attributable to noncontrolling interest	208	145	329	(182)
Redeemable Preferred Stock dividend	18,847	16,885	71,393	64,120
NET INCOME ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC	$ 6,052	$ 12,715	$ 45,675	$ (101,313)
Weighted-average common shares outstanding:
Basic	153,320,276	153,303,505	153,305,176	153,303,498
Effect of dilutive securities	19,876,983	717,121	4,239,642
Diluted	173,197,259	154,020,626	157,544,818	153,303,498
Net income (loss) per share attributable to Griffey Global Holdings, Inc. common stockholders:
Basic	$ 0.04	$ 0.08	$ 0.30	$ (0.66)
Diluted	$ 0.03	$ 0.08	$ 0.29	$ (0.66)
Anti-dilutive securities not included in calculation of earnings per share	0	17,537,557		26,960,954